ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required: